Business Acquisition and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Business Acquisition and Goodwill [Abstract]
Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax	The following table summarizes the purchase price allocation of the assets acquired, liabilities assumed and related deferred income tax assumed at the date of acquisition.
Amount in US$

Current assets	13,341,925
Other non-current assets	20,684
License	4,537,549
Total assets acquired	17,900,158
Current liabilities	(13,340,550)
Deferred tax liabilities	(1,134,387)
Total liabilities assumed	(14,474,937)
Net identifiable assets acquired	3,425,221
Total consideration	5,920,795
Goodwill	2,495,574
Amount in US$

Cash and cash equivalents	175,410
Current assets	1,171,940
Operating lease right-of-use assets	113,858
Property, plant and equipment, net	23,049
Intangible assets	41,334
Identified intangible asset - technology	1,260,924
Identified intangible asset - long-term contracts	5,257
Total assets acquired	2,791,772
Current liabilities	(869,756)
Deferred tax liabilities	(316,545)
Total liabilities assumed	(1,186,301)
Net identifiable assets acquired	1,605,471
Cash consideration	492,805
Effective settlement of preexisting loans	2,465,767
Goodwill	1,353,101

Schedule of Pro Forma Information	The pro forma information is adjusted for the elimination of internal transactions between the Company and Redback Technologies for the period ended December 31, 2024.
	Years ended December 31,
	2024	2023	2022
	Unaudited	Unaudited	Unaudited
Pro forma revenues	$9,397,779	$17,278,368	$51,294,854
Pro forma net loss	$20,149,854	$40,586,990	$48,097,253